Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document And Entity Information [Abstract]
Entity Registrant Name	MediWound Ltd.
Entity Central Index Key	0001593984
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Entity Address, Address Line One	42 Hayarkon Street
Entity Address, City or Town	Yavne
Entity Address, Postal Zip Code	8122745
Entity Address, Country	IL